Statements of Financial Condition - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Equity in trading account:
Investments	$ 17,075,116	$ 25,260,063
Cash at bank (Note 1)	1,000
Interest receivable (Note 2i)	2,495	1,110
Total assets	17,078,611	25,261,173
Accrued expenses:
Ongoing placement agent fees (Note 2j)	27,236	42,062
General Partner fees (Note 2j)	27,236	42,062
Management fees (Note 4)	15,436	19,583
Redemptions payable to General Partner (Note 2m)	35,000
Redemptions payable to Limited Partners (Note 2m)	1,145,062	596,582
Total liabilities	1,249,970	700,289
Partners' Capital:
General Partner	176,185	291,786
Limited Partners	15,652,456	24,269,098
Total partners' capital (net asset value)	15,828,641	24,560,884
Total liabilities and partners' capital	$ 17,078,611	$ 25,261,173
Net asset value per Unit	$ 10.92	$ 11.54
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Equity in trading account:
Unrestricted cash (Note 2f)	$ 36,673,442	$ 23,029,544
Restricted cash (Note 2f)	11,918,100	14,906,464
Total equity in trading account	62,961,704	94,872,481
Cash at bank (Note 1)	218
Interest receivable (Note 2i)	12,527	3,540
Total assets	62,974,449	94,876,021
Accrued expenses:
Ongoing placement agent fees (Note 2j)	105,427	163,603
General Partner fees (Note 2j)	105,427	163,603
Management fees (Note 4)	87,559	141,356
Redemptions payable to General Partner (Note 2m)	100,000
Redemptions payable to Limited Partners (Note 2m)	2,537,767	1,554,009
Total liabilities	2,984,051	2,022,571
Partners' Capital:
General Partner	660,986	1,070,278
Limited Partners	59,329,412	91,783,172
Total partners' capital (net asset value)	59,990,398	92,853,450
Total liabilities and partners' capital	$ 62,974,449	$ 94,876,021
Net asset value per Unit	$ 23.54	$ 27.93
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Investments in U.S. Treasury Bills [Member]
Equity in trading account:
Investment in U.S. Treasury bills, at fair value	$ 12,994,751	$ 55,493,206
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member]
Equity in trading account:
Net unrealized appreciation (depreciation) on open contracts	1,375,411	1,399,436
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member]
Equity in trading account:
Net unrealized appreciation (depreciation) on open contracts	(47,871)	43,831
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Equity in trading account:
Unrestricted cash (Note 2f)	38,804,219	36,014,670
Restricted cash (Note 2f)	6,959,456	7,078,848
Total equity in trading account	46,058,109	64,840,888
Cash at bank (Note 1)	217
Interest receivable (Note 2i)	14,714	5,019
Total assets	65,697,229	92,363,312
Accrued expenses:
Ongoing placement agent fees (Note 2j)	108,663	159,363
General Partner fees (Note 2j)	108,663	159,363
Management fees (Note 4)	82,187	131,877
Redemptions payable to General Partner (Note 2m)	125,000
Redemptions payable to Limited Partners (Note 2m)	2,337,625	1,139,210
Total liabilities	2,826,688	1,979,391
Partners' Capital:
General Partner	686,707	1,046,114
Limited Partners	62,183,834	89,337,807
Total partners' capital (net asset value)	62,870,541	90,383,921
Total liabilities and partners' capital	$ 65,697,229	$ 92,363,312
Net asset value per Unit	$ 17.59	$ 18.95
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund [Member]
Equity in trading account:
Investments	$ 19,624,189	$ 27,517,405
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Investments in U.S. Treasury Bills [Member]
Equity in trading account:
Investment in U.S. Treasury bills, at fair value		21,747,370
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member]
Equity in trading account:
Net unrealized appreciation (depreciation) on open contracts	294,434	(302,646)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member]
Equity in trading account:
Net unrealized appreciation (depreciation) on open contracts	(64,550)	(86,932)
Ceres Tactical Currency L.P. [Member]
Equity in trading account:
Cash at bank (Note 1)	1,000
Interest receivable (Note 2i)	489	598
Total assets	9,323,609	13,538,087
Accrued expenses:
Ongoing placement agent fees (Note 2j)	16,322	22,647
General Partner fees (Note 2j)	13,058	18,118
Management fees (Note 4)	12,242	16,985
Redemptions payable to Limited Partners (Note 2m)	186,992	212,677
Total liabilities	228,614	270,427
Partners' Capital:
General Partner	112,063	155,804
Limited Partners	8,982,932	13,111,856
Total partners' capital (net asset value)	9,094,995	13,267,660
Total liabilities and partners' capital	$ 9,323,609	$ 13,538,087
Net asset value per Unit	$ 8.84	$ 9.92
Ceres Tactical Currency L.P. [Member] | Cambridge Master Fund [Member]
Equity in trading account:
Investments	$ 9,322,120	$ 13,537,489